13. STOCK-BASED COMPENSATION (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	4,655,384	4,318,084	3,028,112
Options Exercised	(603,299)	(3,072)
Options Granted	619,016	628,400	1,307,532
Options Forfeited	(301,574)	(288,028)	(17,560)
Options Outstanding, Ending	4,369,527	4,655,384	4,318,084	3,028,112
Weighted Average Exercise Price, Beginning	¥ 8.87	¥ 8.52	¥ 6.19
Weighted Average Exercise Price, Options Exercised	7.20	7.25
Weighted Average Exercise Price, Options Granted	16.90	13.58	14.00
Weighted Average Exercise Price, Options Forfeited	13.94	13.92	14.00
Weighted Average Exercise Price, Ending	¥ 9.89	¥ 8.87	¥ 8.52	¥ 6.19
Weighted Average Remaining Life (Years)	4 years 10 months 6 days	5 years 2 months 1 day	5 years 9 months 4 days	5 years 18 days
Aggregate Intrinsic Value, Beginning	¥ 28,548	¥ 21,779	¥ 11,560
Aggregate Intrinsic Value, Ending	¥ 54,984	¥ 28,548	¥ 21,779	¥ 11,560